                           [MORGAN STANLEY LETTERHEAD]

VIA EDGAR
---------

Securities and Exchange Commission
101 F Street, NE
Washington, D.C.  20549

         Re:  The Turkish Investment Fund, Inc.
              File Number: 333-132542, 811-05921

Ladies and Gentlemen:

         On behalf of The Turkish Investment Fund, Inc. ("Registrant") and
pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the
"Securities Act"), I hereby certify that (i) the prospectus supplement contained in Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form
N-2, filed on June 15, 2006, constituting the most recent amendment to this
Registration Statement (the "Amendment"), that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 15, 2006, accession number
0000950136-06-004966.

         If you have any questions or comments regarding this filing, please call Debra Rubano at (212) 762-5481.

                                           Very truly yours,

                                           The Turkish Investment Fund, Inc.

                                           By: /s/ Debra Rubano
                                                   -----------------------------
                                                   Debra Rubano
                                                   Assistant Secretary